Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions Disclosure
Schedule of Purchase Price Allocation [Table Text Block]

       The components of the purchase price and net assets acquired for 2011 acquisitions are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$323.5	$227.8	$25.0	$576.3
Property, plant and equipment	150.2	84.4	29.0	263.6
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,817.3	1,316.9	29.9	3,164.1
Other assets	67.9	4.1	1.1	73.1
Liabilities assumed	(606.3)	(503.6)	(27.6)	(1,137.5)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

       The components of the purchase price and net assets acquired for 2009 acquisitions, as revised in 2010 for finalization of the valuation process are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other	Total

Purchase Price
Cash paid	$132.9	$454.1	$35.9	$622.9
Debt assumed	—	32.3	0.9	33.2
Fair value of contingent consideration	—	—	0.6	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	(6.3)
Other	—	—	0.9	0.9

	$131.6	$481.6	$38.1	$651.3

Net Assets Acquired
Current assets	$38.2	$47.4	$6.5	$92.1
Property, plant and equipment	3.3	32.9	0.8	37.0
Intangible assets:
Customer relationships	51.4	203.8	6.7	261.9
Product technology	0.9	135.2	6.9	143.0
Tradenames and other	1.3	9.4	0.2	10.9
Goodwill	62.3	183.4	24.0	269.7
Other assets	—	3.5	—	3.5
Liabilities assumed	(25.8)	(134.0)	(7.0)	(166.8)

	$131.6	$481.6	$38.1	$651.3

Business Acquisition, Pro Forma Information [Table Text Block]

       Had the acquisitions of Phadia and Dionex been completed as of the beginning of 2010, the company's pro forma results for 2011 and 2010 would have been as follows:

(In millions except per share amounts)	2011	2010

Revenues	$12,111.1	$11,302.2

Income from Continuing Operations	$1,134.1	$805.2

Net Income	$1,440.5	$854.7

Earnings per Share from Continuing Operations:
Basic	$2.98	$2.00
Diluted	$2.95	$1.97

Earnings per Share:
Basic	$3.78	$2.12
Diluted	$3.74	$2.09

       Pro forma results include the following non-recurring pro forma adjustments that were directly attributable to the business combinations:

         Pre-tax reduction in revenue of $13.1 million in 2010 and $1.1 million in 2011, due to the impact of revaluing Dionex deferred revenue obligations to fair value.
         Pre-tax charge to cost of revenues of $89.6 million in 2010, for the sale of Phadia and Dionex inventories revalued at the date of acquisition.
         Pre-tax charge of $21.2 million in 2010, relating to monetizing equity awards held by Dionex employees at the date of acquisition.
         Pre-tax charge of $80.7 million in 2010, for acquisition-related transaction costs incurred by both the company and the acquirees.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Dispositions

On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena) for $740 million in cash and its Lancaster Laboratories business (Lancaster) for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of these businesses were as follows:

(In millions)	2011	2010	2009

Revenues	$54.3	$226.2	$205.3
Pre-tax Income	9.1	58.9	46.6

			December 31,
			2010

Other Current Assets			$64.8
Other Assets			451.0
Other Accrued Expenses			17.6
Other Long-term Liabilities			58.4

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6